FVM - Level 3 instruments: Sensitivity to changes in unobservable input assumptions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Table]
Favorable changes	$ 790	$ 794
Unfavorable changes	(744)	(768)
Traded loans, loans designated at fair value, loan commitments and guarantees
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Table]
Favorable changes	19	29
Unfavorable changes	(13)	(28)
Securities financing transactions
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Table]
Favorable changes	41	40
Unfavorable changes	(53)	(52)
Auction rate securities
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Table]
Favorable changes	66	105
Unfavorable changes	(66)	(105)
Asset-backed securities
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Table]
Favorable changes	20	41
Unfavorable changes	(20)	(41)
Equity instruments
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Table]
Favorable changes	173	129
Unfavorable changes	(146)	(96)
Interest rate derivative contracts, net
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Table]
Favorable changes	29	11
Unfavorable changes	(19)	(16)
Credit derivative contracts, net
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Table]
Favorable changes	5	10
Unfavorable changes	(8)	(14)
Foreign exchange derivative contracts, net
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Table]
Favorable changes	19	20
Unfavorable changes	(11)	(15)
Equity / index derivative contracts, net
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Table]
Favorable changes	368	318
Unfavorable changes	(335)	(294)
Other
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Table]
Favorable changes	50	91
Unfavorable changes	(73)	(107)
UBS AG
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Table]
Favorable changes	790	794
Unfavorable changes	(744)	(768)
UBS AG | Traded loans, loans designated at fair value, loan commitments and guarantees
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Table]
Favorable changes	19	29
Unfavorable changes	(13)	(28)
UBS AG | Securities financing transactions
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Table]
Favorable changes	41	40
Unfavorable changes	(53)	(52)
UBS AG | Auction rate securities
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Table]
Favorable changes	66	105
Unfavorable changes	(66)	(105)
UBS AG | Asset-backed securities
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Table]
Favorable changes	20	41
Unfavorable changes	(20)	(41)
UBS AG | Equity instruments
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Table]
Favorable changes	173	129
Unfavorable changes	(146)	(96)
UBS AG | Interest rate derivative contracts, net
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Table]
Favorable changes	29	11
Unfavorable changes	(19)	(16)
UBS AG | Credit derivative contracts, net
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Table]
Favorable changes	5	10
Unfavorable changes	(8)	(14)
UBS AG | Foreign exchange derivative contracts, net
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Table]
Favorable changes	19	20
Unfavorable changes	(11)	(15)
UBS AG | Equity / index derivative contracts, net
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Table]
Favorable changes	368	318
Unfavorable changes	(335)	(294)
UBS AG | Other
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Table]
Favorable changes	50	91
Unfavorable changes	$ (73)	$ (107)